Share-Based Compensation	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation

The Company currently has two equity incentive plans (the “Plans”). The Plans authorize up to an aggregate of 7,435,000 shares of Company stock for awards of options to purchase shares of the Company’s common stock, stock appreciation rights, restricted stock, restricted stock units ("RSU"), unrestricted stock and other performance awards. The aggregate number of shares of common stock for which awards may be issued may not exceed 7,435,000 shares, subject to the authority of the Company’s Board of Directors to adjust this amount in the event of a consolidation, reorganization, stock dividend, stock split, recapitalization or similar transaction affecting the Company’s common stock. As of September 30, 2014, approximately 1,819,297 shares of Company common stock remained available for grants under the Plan.
The Company recognizes compensation expense under ASC 718-10-25 for its share-based payments based on the fair value of the awards. The Company grants stock options at exercise prices equal to the fair market value of the Company’s stock on the dates the options are granted. The options have a maximum term of ten years from the date of grant and vest primarily in equal annual installments over a range of one to five year periods following the date of grant for employee options. If a participant’s employment relationship ends, the participant’s vested awards will remain exercisable for the shorter of a period of 30 days or the period ending on the latest date on which such award could have been exercisable. The fair value of each option grant is separately estimated for each grant date. The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the award and each vesting date. The Company has estimated the fair value of all stock option awards as of the date of the grant by applying the Black-Scholes-Merton multiple-option pricing valuation model. The application of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense. The Company grants RSUs with a grant date value equal to the closing stock price of the Company’s stock on the dates the units are granted and the RSUs generally vest over a period of four years.
A summary of the Company’s stock option activity for the nine months ended September 30, 2014 and 2013 is shown below:

	Nine Months Ended September 30,
	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	5,058,363	$8.48	2,339,601	$5.89
Granted	195,000	17.63	2,990,353	10.33
Forfeited	—	—	(271,591)	6.69
Exercised	(106,412)	6.90	—	—
Outstanding at end of period	5,146,951	$8.86	5,058,363	$8.48

A summary of the Company's RSU activity for the nine months ended September 30, 2014 and 2013 is shown below:

	Nine Months Ended September 30,
	2014		2013
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	—	$—	—	$—
Granted	330,555	17.45	—	—
Vested	—	—	—	—
Forfeited	—	—	—	—
Non-vested at end of period	330,555	$17.45	—	$—

There were 195,000 options granted during the nine months ended September 30, 2014. The Company had approximately $7,135 and $7,670 of unrecognized compensation cost related to unvested stock options as of September 30, 2014 and December 31, 2013, respectively.

Compensation expense for all share-based compensation under ASC 718-10-30 was $884 and $1,803 for the three and nine months ended September 30, 2014, respectively, and $0 and $1,629 for the three and nine months ended September 30, 2013, respectively.